Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are presented below.
Office equipment and furniture	3-5 years
Transportation vehicles	3-5 years

Schedule of the Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	As of December 31,
	2024	2025
Year-end spot rate	US$1=RMB7.2993	US$1=RMB6.9931
Average rate	US$1=RMB7.1957	US$1=RMB7.1875